Shareholder Report	12 Months Ended	15 Months Ended	83 Months Ended	84 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Series Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Securitized Fund
Class Name	Fidelity® Series Investment Grade Securitized Fund
Trading Symbol	FHPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight in Fannie Mae mortgage-backed securities with a coupon of 2.5% detracted from the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•A modest overweight in MBS made up of 15-year mortgages also hurt relative performance.
•In contrast, an overweight in non-government agency securities, including commercial mortgage-backed securities, auto asset-backed securities and residential mortgage-backed securities, contributed to performance versus the benchmark.
•An overweight in Fannie Mae MBS with a coupon of 6% also helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Investment Grade Securitized Fund $10,000 $10,008 $10,791 $11,361 $11,397 $10,270 $10,093 $10,925 Bloomberg U.S. Securitized Index $10,000 $10,016 $10,745 $11,241 $11,237 $10,145 $9,947 $10,698 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 $11,010 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Investment Grade Securitized Fund 3.72% -0.05% 1.79% Bloomberg U.S. Securitized Index 3.52% -0.30% 1.46% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.82% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 803,182,797	$ 803,182,797	$ 803,182,797	$ 803,182,797
Holdings Count | shares	1,263	1,263	1,263	1,263
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	720.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$803,182,797
Number of Holdings	1,263
Total Advisory Fee	$0
Portfolio Turnover	720%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 93.3 AAA 11.1 AA 0.3 A 0.0 CCC,CC,C 0.1 Not Rated 14.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 93.3 AAA - 11.1 AA - 0.3 A - 0.0 CCC,CC,C - 0.1 Not Rated - 14.7 Short-Term Investments and Net Other Assets (Liabilities) - (19.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 90.9 CMOs and Other Mortgage Related Securities 19.1 Asset-Backed Securities 6.7 U.S. Treasury Obligations 2.4 Options 0.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 90.9 CMOs and Other Mortgage Related Securities - 19.1 Asset-Backed Securities - 6.7 U.S. Treasury Obligations - 2.4 Options - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (19.5)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 28.4 Ginnie Mae II Pool 23.6 Freddie Mac Gold Pool 19.7 Uniform Mortgage Backed Securities 12.3 Freddie Mac Multifamily Structured pass-thru certificates 5.7 Ginnie Mae I Pool 3.1 Fannie Mae Guaranteed REMIC 2.9 Freddie Mac Non Gold Pool 2.3 Fannie Mae 2.2 US Treasury Bonds 1.6 101.8
Fidelity Mortgage Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity® Mortgage Securities Fund
Trading Symbol	FMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Mortgage Securities Fund $10,000 $10,393 $10,487 $10,396 $11,143 $11,682 $11,694 $10,514 $10,240 $11,028 $11,376 Bloomberg U.S. MBS Index $10,000 $10,393 $10,477 $10,421 $11,157 $11,664 $11,643 $10,510 $10,290 $11,058 $11,429 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mortgage Securities Fund 3.16% -0.53% 1.30% Bloomberg U.S. MBS Index 3.36% -0.41% 1.34% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Advisor Mortgage Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class Z
Trading Symbol	FIKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,782 $11,305 $11,333 $10,196 $9,948 $10,713 $11,061 Bloomberg U.S. MBS Index $10,000 $10,771 $11,260 $11,240 $10,146 $9,934 $10,675 $11,034 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 3.25% -0.44% 1.47% Bloomberg U.S. MBS Index 3.36% -0.41% 1.43% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Advisor Mortgage Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class M
Trading Symbol	FMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,934 $9,989 $9,876 $10,548 $11,011 $10,991 $9,839 $9,558 $10,249 $10,534 Bloomberg U.S. MBS Index $10,000 $10,393 $10,477 $10,421 $11,157 $11,664 $11,643 $10,510 $10,290 $11,058 $11,429 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -1.33% -1.69% 0.52% Class M (without 4.00% sales charge) 2.78% -0.88% 0.93% Bloomberg U.S. MBS Index 3.36% -0.41% 1.34% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Advisor Mortgage Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class I
Trading Symbol	FMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,388 $10,468 $10,381 $11,125 $11,650 $11,668 $10,481 $10,198 $10,976 $11,305 Bloomberg U.S. MBS Index $10,000 $10,393 $10,477 $10,421 $11,157 $11,664 $11,643 $10,510 $10,290 $11,058 $11,429 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.00% -0.60% 1.23% Bloomberg U.S. MBS Index 3.36% -0.41% 1.34% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Advisor Mortgage Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class C
Trading Symbol	FOMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,272 $10,252 $10,061 $10,669 $11,052 $10,947 $9,720 $9,370 $10,047 $10,327 Bloomberg U.S. MBS Index $10,000 $10,393 $10,477 $10,421 $11,157 $11,664 $11,643 $10,510 $10,290 $11,058 $11,429 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.88% -1.67% 0.32% Class C 1.87% -1.67% 0.32% Bloomberg U.S. MBS Index 3.36% -0.41% 1.34% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Advisor Mortgage Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class A
Trading Symbol	FMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,935 $9,990 $9,878 $10,542 $11,015 $10,986 $9,842 $9,558 $10,249 $10,534 Bloomberg U.S. MBS Index $10,000 $10,393 $10,477 $10,421 $11,157 $11,664 $11,643 $10,510 $10,290 $11,058 $11,429 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -1.33% -1.69% 0.52% Class A (without 4.00% sales charge) 2.78% -0.89% 0.93% Bloomberg U.S. MBS Index 3.36% -0.41% 1.34% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 670,938,532	$ 670,938,532	$ 670,938,532	$ 670,938,532
Holdings Count | shares	1,605	1,605	1,605	1,605
Advisory Fees Paid, Amount	$ 1,732,583
Investment Company Portfolio Turnover	652.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 102.8 AAA 9.1 AA 0.1 A 0.0 BBB 0.1 Not Rated 12.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 102.8 AAA - 9.1 AA - 0.1 A - 0.0 BBB - 0.1 Not Rated - 12.1 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.4 CMOs and Other Mortgage Related Securities 15.6 Asset-Backed Securities 5.6 U.S. Treasury Obligations 4.4 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.4 CMOs and Other Mortgage Related Securities - 15.6 Asset-Backed Securities - 5.6 U.S. Treasury Obligations - 4.4 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (24.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 31.5 Ginnie Mae II Pool 25.1 Freddie Mac Gold Pool 23.0 Uniform Mortgage Backed Securities 13.8 Fannie Mae Guaranteed REMIC 3.9 Ginnie Mae I Pool 3.8 Freddie Mac Multifamily Structured pass-thru certificates 3.2 US Treasury Notes 2.8 US Treasury Bonds 1.6 Freddie Mac Non Gold Pool 1.4 110.1
Fidelity Limited Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity® Limited Term Bond Fund
Trading Symbol	FJRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Limited Term Bond Fund $10,000 $10,306 $10,451 $10,440 $11,071 $11,610 $11,692 $10,938 $11,197 $12,070 $12,741 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Bond Fund 5.56% 1.88% 2.45% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Advisor Limited Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class Z
Trading Symbol	FIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,618 $11,145 $11,234 $10,519 $10,776 $11,622 $12,275 Fidelity Limited Term Composite Index℠ $10,000 $10,650 $11,185 $11,290 $10,610 $10,802 $11,615 $12,252 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,616 $11,117 $11,153 $10,502 $10,626 $11,335 $11,878 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.62% 1.95% 3.01% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.98% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.52% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Advisor Limited Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class M
Trading Symbol	FTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $10,000 $10,109 $10,058 $10,642 $11,118 $11,162 $10,408 $10,633 $11,418 $12,018 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) 2.36% 1.00% 1.86% Class M (without 2.75% sales charge) 5.25% 1.57% 2.14% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Advisor Limited Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class I
Trading Symbol	EFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,310 $10,450 $10,425 $11,050 $11,583 $11,659 $10,902 $11,157 $12,027 $12,696 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.56% 1.85% 2.42% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Advisor Limited Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class C
Trading Symbol	FNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.37%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,205 $10,237 $10,107 $10,612 $11,001 $10,959 $10,138 $10,267 $11,035 $11,615 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.45% 0.79% 1.51% Class C 4.45% 0.79% 1.51% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Advisor Limited Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class A
Trading Symbol	FDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,992 $10,111 $10,060 $10,636 $11,122 $11,166 $10,413 $10,627 $11,423 $12,022 Fidelity Limited Term Composite Index℠ $10,000 $10,307 $10,465 $10,451 $11,120 $11,679 $11,788 $11,078 $11,279 $12,127 $12,792 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,238 $10,334 $10,289 $10,902 $11,417 $11,454 $10,785 $10,913 $11,641 $12,198 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) 2.36% 1.00% 1.86% Class A (without 2.75% sales charge) 5.25% 1.57% 2.14% Fidelity Limited Term Composite Index℠ 5.49% 1.84% 2.49% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.33% 2.01% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860	$ 2,574,138,860
Holdings Count | shares	1,018	1,018	1,018	1,018
Advisory Fees Paid, Amount	$ 4,524,071
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.8 AAA 8.2 AA 1.7 A 24.6 BBB 35.3 BB 5.6 B 3.2 CCC,CC,C 0.9 Not Rated 4.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.8 AAA - 8.2 AA - 1.7 A - 24.6 BBB - 35.3 BB - 5.6 B - 3.2 CCC,CC,C - 0.9 Not Rated - 4.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.4 U.S. Treasury Obligations 14.7 Asset-Backed Securities 10.2 CMOs and Other Mortgage Related Securities 5.2 Bank Loan Obligations 1.6 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.2 U.S. Government Agency - Mortgage Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.4 U.S. Treasury Obligations - 14.7 Asset-Backed Securities - 10.2 CMOs and Other Mortgage Related Securities - 5.2 Bank Loan Obligations - 1.6 Preferred Securities - 0.3 Foreign Government and Government Agency Obligations - 0.2 U.S. Government Agency - Mortgage Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 74.4 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.9 Germany 2.9 Canada 2.3 Japan 2.2 France 1.8 Ireland 1.7 Netherlands 1.5 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.9 Germany - 2.9 Canada - 2.3 Japan - 2.2 France - 1.8 Ireland - 1.7 Netherlands - 1.5 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.7 JPMorgan Chase & Co 2.4 Bank of America Corp 1.9 Citigroup Inc 1.4 Wells Fargo & Co 1.3 HSBC Holdings PLC 1.3 Goldman Sachs Group Inc/The 1.3 Morgan Stanley 1.3 Deutsche Bank AG/New York NY 1.2 General Motors Financial Co Inc 1.1 27.9
Fidelity Limited Term Securitized Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Securitized Completion Fund
Class Name	Fidelity® Limited Term Securitized Completion Fund
Trading Symbol	FLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight to MBS made up of 15-year mortgages detracted from the fund's performance versus the Fidelity Limited Term Securitized Completion Fund Composite Blended Index for the fiscal year.
•An underweight in auto and consumer asset-backed securities also hurt relative performance.
•In contrast, an overweight in government agency commercial mortgage-backed securities contributed to performance versus the Composite index.
•An overweight in agency collateralized mortgage obligation floaters also helped for the 12 months.
•Lastly, the use of interest-rate swaps contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 30, 2024 through August 31, 2025. Initial investment of $10,000. Fidelity® Limited Term Securitized Completion Fund $10,000 $10,317 Fidelity Limited Term Securitized Completion Fund Composite Blended Index $10,000 $10,316 Bloomberg US Fixed Rate Asset-Backed Securities Index $10,000 $10,317 Bloomberg U.S. Aggregate Bond Index $10,000 $10,516 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Limited Term Securitized Completion Fund 5.44% 6.94% Fidelity Limited Term Securitized Completion Fund Composite Blended Index 5.36% 6.87% Bloomberg US Fixed Rate Asset-Backed Securities Index 5.01% 6.59% Bloomberg U.S. Aggregate Bond Index 3.14% 6.69% A From May 30, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 90,392,050	$ 90,392,050	$ 90,392,050	$ 90,392,050
Holdings Count | shares	329	329	329	329
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	323.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$90,392,050
Number of Holdings	329
Total Advisory Fee	$0
Portfolio Turnover	323%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.2 AAA 44.1 AA 5.0 A 1.3 Not Rated 17.7 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.2 AAA - 44.1 AA - 5.0 A - 1.3 Not Rated - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 37.7 CMOs and Other Mortgage Related Securities 30.1 U.S. Government Agency - Mortgage Securities 15.9 U.S. Treasury Obligations 12.3 Options 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 37.7 CMOs and Other Mortgage Related Securities - 30.1 U.S. Government Agency - Mortgage Securities - 15.9 U.S. Treasury Obligations - 12.3 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 99.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 11.4 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Uniform Mortgage Backed Securities 4.0 Freddie Mac Multifamily Structured pass-thru certificates 2.8 BHG 2.6 Ginnie Mae II Pool 2.5 OCCU Auto Receivables Trust 2.5 Ford Cr Floorplan Mast Own Tr 2.1 Fordr 1.9 39.5